Deposits (Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Deposits From Banking Clients [Line Items]
Total	¥ 56,231,599
Bank Time Deposits Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	21,240,581
Due after one year through two years	1,709,682
Due after two years through three years	1,387,191
Due after three years through four years	319,829
Due after four years through five years	371,921
Due after five years	245,455
Total	25,274,659
Certificates Of Deposit Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	5,492,603
Due after one year through two years	150,700
Total	5,643,303
Bank Time Deposits Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	17,525,778
Due after one year through two years	65,423
Due after two years through three years	3,902
Due after three years through four years	775
Due after four years through five years	11,369
Due after five years	11,122
Total	17,618,369
Certificates Of Deposit Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	7,468,492
Due after one year through two years	162,721
Due after two years through three years	64,055
Total	7,695,268
Time deposits
Deposits From Banking Clients [Line Items]
Total	42,893,028
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	13,338,571
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	26,733,184
Due after one year through two years	1,860,382
Due after two years through three years	1,387,191
Due after three years through four years	319,829
Due after four years through five years	371,921
Due after five years	245,455
Total	30,917,962
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	24,994,270
Due after one year through two years	228,144
Due after two years through three years	67,957
Due after three years through four years	775
Due after four years through five years	11,369
Due after five years	11,122
Total	¥ 25,313,637